Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

	As of June 30,
	2024	2025
	RMB	RMB
Accounts receivable	41,469,595	52,904,617
Less: allowance of credit losses	-	9,125,428
Accounts receivable, net	41,469,595	43,779,189

The movements in the allowance of credit losses were as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	-	-	-
Additions	-	-	9,125,428
Ending balance	-	-	9,125,428